Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	¥ 3,351,600	$ 472,063	¥ (70,569)	¥ (5,951,847)
Net cash provided by/(used for) investing activities	(1,739,515)	(245,005)	265,980	1,262,350
Net cash (used for)/provided by financing activities	(4,285,072)	(603,541)	4,468,863	(2,959,455)
Effect of exchange rate changes on cash and cash equivalents	92,039	12,964	122,418	(216,696)
Net (decrease)/increase in cash and cash equivalents	2,580,948	363,519	(4,786,692)	7,865,648
Cash and cash equivalents at the beginning of the year	(7,861,556)	(1,107,277)	(3,074,864)	(10,940,512)
Cash and cash equivalents at the end of the year	(5,280,608)	(743,758)	(7,861,556)	(3,074,864)
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	(370,682)	(52,209)	(157,273)	(360,187)
Net cash provided by/(used for) investing activities	238,001	33,522	(2,462,807)	483,685
Net cash (used for)/provided by financing activities	(3,859,442)	(543,591)	5,307,603	(3,441,602)
Effect of exchange rate changes on cash and cash equivalents	58,157	8,191	31,492	(167,636)
Net (decrease)/increase in cash and cash equivalents	(3,933,966)	(554,087)	2,719,015	(3,485,740)
Cash and cash equivalents at the beginning of the year	4,334,968	610,567	1,615,953	5,101,693
Cash and cash equivalents at the end of the year	¥ 401,002	$ 56,480	¥ 4,334,968	¥ 1,615,953